Debt issues - By currency (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Debt issues
Short-term debt	$ 30,332	$ 19,595
Long-term debt	114,536	109,184
AUD
Debt issues
Long-term debt	30,758	27,634
CHF
Debt issues
Long-term debt	3,261	3,052
EUR
Debt issues
Long-term debt	26,002	31,380
GBP
Debt issues
Long-term debt	3,092	3,049
JPY
Debt issues
Long-term debt	913	1,141
NZD
Debt issues
Long-term debt	2,966	3,522
USD
Debt issues
Long-term debt	45,471	36,031
Other
Debt issues
Long-term debt	2,073	3,375
Own issuances
Debt issues
Short-term debt	30,332	19,595
US commercial paper
Debt issues
Short-term debt	29,252	19,595
Senior Debt
Debt issues
Long-term debt	77,219	$ 72,804
Senior Debt | GBP
Debt issues
Short-term debt	770
Senior Debt | USD
Debt issues
Short-term debt	154
Senior Debt | Other
Debt issues
Short-term debt	$ 156